UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Chad E. Fickett
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5344

Date of fiscal year end: February 28, 2006

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record.

Trust for Professional Managers
The Appleton Group Fund
The Appleton Group PLUS Fund

There is no proxy voting activity for the above-referenced Funds because the Funds did not hold any voting securities during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Joseph C. Neuberger
Joseph C. Neuberger, President
       Principal Executive Officer

Date  8/31/05